Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 28, 2018 USD ($) $ / shares shares	Mar. 28, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2017 Vote shares	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2016 CNY (¥)
Shareholders' Equity
Number of Class A ordinary share each share of Class B ordinary share convertible into					1
Net proceeds from the IPO	$ 153,537	¥ 1,048,660,000	$ 153,537	¥ 1,048,660,000
Deferred IPO costs | ¥				¥ 26,752,000
IPO
Shareholders' Equity
Deferred IPO costs	$ 3,917	¥ 26,752,000
Class A ordinary shares
Shareholders' Equity
Number of votes per share | Vote					1
Shares issued for each shares converted	1		1	1
Shares issued pursuant to exercise of share options | ¥				¥ 0		¥ 0	¥ 0
Ordinary shares, shares outstanding (in shares)			4,220,365,545	4,220,365,545		94,897,359
Class A ordinary shares | IPO
Shareholders' Equity
Shares issued upon conversion | ¥				¥ 3,568,365,545
Shares issued (in shares)	652,000,000	652,000,000
Amount reclassified from mezzanine equity to shareholders' equity upon conversion | ¥				¥ 4,272,293,000
American depositary shares | IPO
Shareholders' Equity
Shares issued (in shares)	16,300,000	16,300,000
Share price (in dollars per share) | $ / shares	$ 11.00
Class B ordinary shares
Shareholders' Equity
Number of votes per share | Vote					20
Ordinary shares, shares outstanding (in shares)			2,296,842,016	2,296,842,016		2,439,484,566
Shares converted			0	0